INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES (Details) ¥ in Thousands, $ in Thousands, ر.س in Millions			1 Months Ended										3 Months Ended	12 Months Ended
	Nov. 21, 2025 CNY (¥)	Jun. 18, 2021 CNY (¥)	Dec. 31, 2025 CNY (¥)	Oct. 31, 2025 CNY (¥)	Aug. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Apr. 30, 2025 CNY (¥) shares	Apr. 30, 2025 USD ($) shares	Oct. 31, 2024 CNY (¥)	Jun. 30, 2022 CNY (¥)	Apr. 30, 2019 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SAR (ر.س)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2025 USD ($)	Jul. 31, 2025 CNY (¥)	Sep. 30, 2023 CNY (¥)	Mar. 03, 2017	Feb. 26, 2017
LONG-TERM INVESTMENTS
Available-for-sale securities - non current			¥ 238,464										¥ 238,464	¥ 238,464			¥ 150,922			$ 34,100
Unrealized gain on the available-for-sale securities														39,000			(10,000)	¥ 19,000
Equity in income/(loss) of affiliated companies														(147,862)	$ (21,144)		(177,013)	222,674
Equity method investments			698,437										698,437	698,437			899,362
Equity securities without readily determinable fair values			216,795										216,795	216,795			257,095
Gain in earnings														0			38,000	21,000
Loss from disposal of equity investments														(99,809)	(14,273)		0	0
Equity securities with readily determinable fair values			347,169										347,169	347,169			542,024
Cash paid for investment in equity securities														36,974	5,287		5,500	272,305
Investments in equity securities			62,000										62,000	62,000			97,372
Zhejiang Xiangbang Technology Co., Ltd .
LONG-TERM INVESTMENTS
Unrealized gain on equity securities														20,000			131,000
Investments in equity securities			62,000										62,000	62,000			97,000
long-term investment
LONG-TERM INVESTMENTS
Change in fair value of financial liabilities														¥ 33,171	$ 4,743		163,492	221,473
Borrowings from Jiaxing Raoxing
LONG-TERM INVESTMENTS
Aggregate principal amount								¥ 44,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Zhejiang New Materials Co., Ltd. ("Zhejiang New Materials")
LONG-TERM INVESTMENTS
Percentage of Ownership Interest Agreed to Sell														80.00%	80.00%	80.00%
Consideration agreed			80,000										80,000	¥ 80,000
Xinte Silicon
LONG-TERM INVESTMENTS
Equity in income/(loss) of affiliated companies														93,000			90,000	217,000
Ownership percentage																							9.00%
SweihanSolar Holding Company Limited
LONG-TERM INVESTMENTS
Equity interests owned																							50.00%	40.00%
Cash dividend														12,000			11,000	9,000
Decrease in investment														0			0	10,000
Total consideration								85,000	$ 12,000
Equity method investments			¥ 0										¥ 0	¥ 0			79,000
Discounted Consideration | $									11,000
Proceeds from Sale of Equity Method Investments						¥ 27,000	$ 4,000
SweihanSolar Holding Company Limited | Consideration Receivable in 2025
LONG-TERM INVESTMENTS
Total consideration | $									4,000
SweihanSolar Holding Company Limited | Consideration Receivable in 2028
LONG-TERM INVESTMENTS
Total consideration | $									4,000
SweihanSolar Holding Company Limited | Consideration Receivable in 2030
LONG-TERM INVESTMENTS
Total consideration | $									$ 4,000
Zhejiang New Materials Co., Ltd. ("Zhejiang New Materials")
LONG-TERM INVESTMENTS
Equity interests owned			20.00%										20.00%	20.00%						20.00%
Equity in income/(loss) of affiliated companies														¥ 1,000
Equity method investments			¥ 19,000										¥ 19,000	19,000
Purchases from related party														81,000
Profit due to elimination of transactions														¥ 1,100
Jinkosolar Energy Manufacturing Company
LONG-TERM INVESTMENTS
Equity interests owned			40.00%										40.00%	40.00%						40.00%
Equity in income/(loss) of affiliated companies													¥ (400)
Equity method investments			¥ 0										0	¥ 0
Capital injection in cash														400		ر.س 0.2
Songyan Power (Beijing) Technology Co., Ltd
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair values																					¥ 15,000
Percentage of ownership of common stock																					1.62%
Star Energy Maoye Photovoltaic Technology Co., Ltd
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair values					¥ 22,000
Percentage of ownership of common stock					9.00%
Ipotisedge Co., Ltd
LONG-TERM INVESTMENTS
Amount of consideration received					¥ 34,000
Gain (loss) on sale or disposal of equity security without readily determinable fair value					¥ 17,000
Equity interest					1.33%
Jiangxi Raoxin New Energy Materials Co., Ltd
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair values				¥ 8,000				¥ 8,000
Percentage of ownership of common stock				8.27%				8.27%
Loss from disposal of equity investments	¥ 110,000
Zhejiang Sinopont Technology Co., Ltd
LONG-TERM INVESTMENTS
Total consideration														¥ 15,000
Percentage of equity method investment sold														0.5	0.5	0.5
Ningxia Xiaoniu Automation Equipment Co., Ltd
LONG-TERM INVESTMENTS
Sale of equity securities without readily determinable fair value						11,000
Ningxia Xiaoniu Automation Equipment Co., Ltd | long-term investment
LONG-TERM INVESTMENTS
Change in fair value of financial liabilities						¥ 2,000
Xinte Silicon
LONG-TERM INVESTMENTS
Equity in income/(loss) of affiliated companies														¥ 300			1,000	1,000
Cash dividend														0			116,000	118,000
Purchases from related party														234,000			421,000	1,537,000
Profit due to elimination of transactions														700			2,000	35,000
Xinte Silicon | Xinte Silicon
LONG-TERM INVESTMENTS
Investments in subsidiaries			336,000										336,000	336,000			429,000
Sichuan Yongxiang Technology Co., Ltd.
LONG-TERM INVESTMENTS
Equity interests owned																			15.00%
Equity in income/(loss) of affiliated companies														46,000			658,000	6,000
Equity method investments			339,000										339,000	339,000			386,000
Purchases from related party														302,000			596,000	0
Equity method investment, unrealized intercompany profit (loss) eliminated, amount														1,200			2,000	0
Equity adjustments for other comprehensive income														1,000			¥ 1,000	0
Capital injection in cash																			¥ 450,000
Zhejiang Xiangbang Technology Co., Ltd .
LONG-TERM INVESTMENTS
Equity interests owned											2.98%
Capital injection in cash											¥ 77,000
Unrealized gain on equity securities																		50,000
Jiaxing Minhe Equity Investment Partnership Enterprise(Limited Partnership) ("Jiaxing Minhe")
LONG-TERM INVESTMENTS
Equity interests owned																	5.00%
Equity method investments			5,000										5,000	5,000			¥ 5,000
Capital injections																	5,000
Wuxi Songci Electromechanical Co., Ltd
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair values										¥ 19,000
Percentage of ownership of common stock										2.50%
Amount of consideration received				¥ 36,000
Sale of equity securities without readily determinable fair value										¥ 25,000
Gain (loss) on sale or disposal of equity security without readily determinable fair value				¥ 12,000						¥ 19,000
Equity interest				2.49%						50.00%
Changzhou Greateen New Energy Technology Co., Ltd
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair values																						¥ 50,000
Percentage of ownership of common stock																						3.24%
Amount of consideration received																						¥ 50,000
Sale of equity securities without readily determinable fair value																	50,000
Gain (loss) on sale or disposal of equity security without readily determinable fair value																	0
Lifecome Biochemical Co., Ltd
LONG-TERM INVESTMENTS
Number of shares exchanged | shares								3,856,463	3,856,463
Fair value amount														347,000			542,000
Equity securities with readily determinable fair values			58,000										¥ 58,000	58,000			257,000	150,000
Cash paid for investment in equity securities																		180,000
Laplace Renewable Energy Technology Co., Ltd
LONG-TERM INVESTMENTS
Proceeds from Sale of Equity Method Investments			¥ 92,000	¥ 92,000
Equity securities without readily determinable fair values										¥ 65,000
Jinko Power Co Ltd
LONG-TERM INVESTMENTS
Capital injection to SSHC		¥ 315,000										¥ 295,000
Equity in income/(loss) of affiliated companies														¥ 6,000			¥ 400	¥ (2,000)